Information by Segment	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Basis of segmentation

34.  INFORMATION BY SEGMENT

34.1  Basis of segmentation

The Group’s activities operate under a matrix management structure with dual and cross management responsibilities (based on business and geographical areas of responsibility), and its subsidiaries are engaged in either the Generation and Transmission Business or the Distribution Business.

The Group adopted a “bottom-up” approach to determine its reportable segments. The Generation and Transmission and the Distribution reportable segments have been defined based on IFRS 8.9 and on the criteria described in IFRS 8.12, taking into account the aggregation of the operating segments having similar economic drivers that are common in all countries.

Generation and Transmission Business: The Generation and Transmission Reportable Segment is comprised of a group of electricity companies that own electricity generating plants, whose energy is transmitted and distributed to end customers.

The following four operating segments have been aggregated into one combined set of information for the Generation and Transmission Reportable Segment:

Generation and Transmission Reportable Segment:

>	Generation and Transmission Business in Argentina
>	Generation and Transmission Business in Brazil
>	Generation and Transmission Business in Colombia
>	Generation and Transmission Business in Peru

The Generation and Transmission Business is conducted: in Argentina through Enel Trading Argentina (formerly Cemsa), Central Dock Sud, Enel Generación Costanera, and Enel Generación El Chocón; in Brazil through EGP Cachoeira Dourada, Enel CIEN, EGP Proyecto I, Fortaleza, Enel Tecnología de Redes, Central Geradora Fotovolcaica Sao Francisco Ltda y Enel Trading Brasil S.A., in Colombia through Emgesa; and in Peru through Enel Generación Perú and Enel Generación Piura and Chinango.

Distribution Business: The Distribution Reportable Segment is comprised of a group of electricity companies operating under a public utility concession, with service obligations and regulated tariffs for supplying regulated customers in four different countries.

The following four operating segments have been aggregated into one combined set of information for the Distribution Reportable Segment:

Distribution Reportable Segment:

>	Distribution Business in Argentina
>	Distribution Business in Brazil
>	Distribution Business in Colombia
>	Distribution Business in Peru

The Distribution Business is conducted: in Argentina through Edesur; in Brazil through Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias and Enel Distribución Sao Paulo (formerly Eletropaulo); in Colombia through Codensa; and in Peru through Enel Distribución Perú.

Each of the operating segments generates separate financial information, which is aggregated into one combined set of information for the Generation and Transmission Business, and another set of combined information for the Distribution Business at the reportable segment level. In addition, in order to assist the decision maker process, the Planning & Control Department at the parent company level prepares internal reports containing combined information at the reportable segment level about the main key performance indicators (KPIs), such as: Gross Operating Result, Gross Margin, Total Capex, Total Opex, Net income, Total Energy Generation and Transmission, among others. The presentation of information under this business/country approach has been made taking into consideration that the KPIs are similar and comparable in all countries, in each of the following aspects:

a)	the nature of the activities: generation and transmission, on one hand, and distribution on the other;
b)

the nature of the production processes: The Generation and Transmission Business deals with the generation of electricity and its transmission to dispatch centers, while the Distribution Business does not generate electricity, but distributes electricity to end customers;

c)

the type or class of customer for their products and services: The Generation and Transmission Business provides services mainly to unregulated customers, while the Distribution Business provides energy to regulated customers;

d)	the methods used to distribute their products or provide their services: generators generally sell the energy through energy auctions, while distributors provide energy in their concession area; and
e)	the nature of the regulatory environment (public utilities): the regulatory frameworks differs in the Generation and Transmission Business and Distribution Business

The Company’s chief operating decision maker (“CODM”) in conjunction with the country managers reviews on a monthly basis these internal reports and uses the KPI information to make decisions on the allocation of resources and the assessment of the performance of the operating segments for each reportable segment.

The information disclosed in the following tables is based on the financial information of the companies forming each segment. The accounting policies used to determine the segment information are the same as those used in the preparation of the Group’s consolidated financial statements.

Segment information by country	The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.
Generation and Transmission, and Distribution by Country

34.4   Generation and Transmission, and Distribution by Country

a)       Generation and transmission

Line of business	Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country ASSETS	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
CURRENT ASSETS	297,094	329,778	725,298	489,030	353,946	251,413	375,830	433,281	—	(102,134)	1,752,168	1,401,368
Cash and cash equivalents	80,741	91,497	167,713	179,541	239,549	86,361	190,853	235,659	—	—	678,856	593,058
Other current financial assets	41,991	—	31,382	58,849	3,773	3,206	—	232	—	—	77,146	62,287
Other current non-financial assets	12,401	28,264	25,705	30,114	9,254	2,858	23,333	7,670	—	—	70,693	68,906
Trade and other current receivables	111,216	161,872	444,478	113,029	70,578	78,136	73,008	92,989	8	—	699,288	446,026
Current accounts receivable from related parties	18,509	16,139	38,033	96,370	926	55,821	52,641	63,765	(8)	(102,134)	110,101	129,961
Inventories	29,608	13,944	320	391	29,866	25,031	26,581	29,159	—	—	86,375	68,525
Current tax assets	2,628	18,062	17,667	10,736	—	—	9,414	3,807	—	—	29,709	32,605

NON-CURRENT ASSETS	715,591	838,459	693,610	791,639	2,420,482	2,524,074	1,193,666	1,328,046	—	(810)	5,023,349	5,481,408
Other non-current financial assets	25,454	3,200	267,351	342,599	151	169	55	—	—	—	293,011	345,968
Other non-current non-financial assets	839	3,265	12,463	37,866	8,378	9,797	23,092	16,760	—	—	44,772	67,688
Trade and other non-current receivables	268,076	308,084	8,020	25	4,023	3,749	—	—	—	—	280,119	311,858
Non-current accounts receivable from related parties	18,411	34,662	—	1,758	—		25,534	18,392	—	(810)	43,945	54,002
Investments accounted for using the equity method	1,145	572	55,520	45,123	2,475	2,579	51,887	56,601	—	—	111,027	104,875
Intangible assets other than goodwill	11,092	154	69,419	8,655	30,113	32,433	25,945	26,466	—	—	136,569	67,708
Property, plant and equipment	371,322	462,759	266,974	350,580	2,373,206	2,475,347	941,686	1,209,827	—	—	3,953,188	4,498,513
Right-of-use asset	—	—	184	202	2,136	3,626	125,217	143,177	—	—	127,537	147,005
Deferred tax assets	19,252	25,763	13,688	5,033	—		250	—	—	—	33,190	30,796

TOTAL ASSETS	1,012,685	1,168,237	1,418,908	1,280,669	2,774,428	2,775,487	1,569,496	1,761,327	—	(102,944)	6,775,517	6,882,776

Line of business
Country	Argentina		Brazil		Colombia		Peru		Eliminations		Total
LIABILITIES AND EQUITY	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
CURRENT LIABILITIES	161,117	338,950	665,046	344,845	570,719	387,805	255,734	241,747	—	(90,643)	1,652,616	1,222,704
Other current financial liabilities	6,088	7,282	21,768	82,099	263,242	100,218	26,187	51,266	—	—	317,285	240,865
Current lease liability	—	—	138	132	1,793	1,476	19,547	40,833	—	—	21,478	42,441
Trade and other current payables	60,088	109,347	578,444	229,009	153,466	142,993	89,995	99,101	—	—	881,993	580,450
Current accounts payable to related parties	29,041	118,028	49,014	17,809	45,183	41,035	32,579	36,214	—	(90,643)	155,817	122,443
Other current provisions	1,380	—	(3)	—	29,096	31,215	48,883	48,808	—	—	79,356	80,023
Current tax liabilities	41,620	73,629	7,071	6,076	70,498	63,076	31,538	1,637	—	—	150,727	144,418
Other current non-financial liabilities	22,900	30,664	8,614	9,852	7,441	9,268	7,005	4,721	—	—	45,960	54,505

NON-CURRENT LIABILITIES	144,807	221,136	179,215	205,761	697,178	943,881	259,631	331,803	—	(12,301)	1,280,831	1,690,280
Other non-current financial liabilities	40,785	40,650	127,378	176,714	542,592	818,533	16,927	35,884	—		727,682	1,071,781
Non-current lease liability	—	—	83	120	515	2,041	10,993	18,345	—	—	11,591	20,506
Trade and other non-current payables	—	3,034	215	505	764	639	—	—	—		979	4,178
Non-current accounts payable to related parties	—	16,228	19,252	11,331	—	—	—		—	(12,301)	19,252	15,258
Other long-term provisions	62		1,730	2,053	61,967	44,831	20,420	54,275	—	—	84,179	101,159
Deferred tax liabilities	52,504	101,043	29,787	13,171	63,683	51,223	189,127	216,660	—	—	335,101	382,097
Non-current provisions for employee benefits	3,190	3,172	—	—	27,657	28,655	1,906	1,893	—	—	32,753	33,720
Other non-current non-financial liabilities	48,266	57,009	770	1,987	—	—	20,258	23,091	—	—	69,294	82,087

EQUITY	706,761	608,151	574,647	730,063	1,506,531	1,443,801	1,054,131	1,187,777	—	—	3,842,070	3,969,792
Equity attributable to shareholders of Enel Américas	706,761	608,151	574,647	730,063	1,506,531	1,443,801	1,054,131	1,187,777	—	—	3,842,070	3,969,792
Share and paid-in capital	561,138	569,466	215,930	268,415	191,473	199,473	853,156	930,671	—	—	1,821,697	1,968,025
Retained earnings (losses)	11,406	4,884	237,270	335,962	665,670	565,626	208,351	284,443	—	—	1,122,697	1,190,915
Issuance premiums	—	—	—	—	33,096	34,479	4,042	4,409	—	—	37,138	38,888
Other reserves	134,217	33,801	121,501	125,686	616,292	644,223	(11,418)	(31,746)	—	—	860,592	771,964

TOTAL LIABILITIES AND EQUITY	1,012,685	1,168,237	1,418,908	1,280,669	2,774,428	2,775,487	1,569,496	1,761,327	—	(102,944)	6,775,517	6,882,776

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business	Argentina			Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
REVENUE AND OTHER OPERATING INCOME	230,575	436,376	327,613	1,105,875	777,501	853,595	1,159,133	1,246,988	1,259,471	505,246	596,240	595,983	—	(49)	(244)	3,000,829	3,057,056	3,036,418
Revenues	224,081	415,055	314,689	1,102,091	761,534	841,722	1,150,185	1,240,405	1,242,506	500,821	590,425	562,978	—	—	—	2,977,178	3,007,419	2,961,895
Energy sales	220,869	413,343	313,502	1,040,995	691,904	759,653	1,128,070	1,213,754	1,220,266	490,576	566,368	521,458	—	—	—	2,880,510	2,885,369	2,814,879
Other sales	1,281	—	21	—	—	—	21,978	26,479	22,095	9,032	22,467	22,694	—	—	—	32,291	48,946	44,810
Other services rendered	1,931	1,712	1,166	61,096	69,630	82,069	137	172	145	1,213	1,590	18,826	—	—	—	64,377	73,104	102,206
Other income	6,494	21,321	12,924	3,784	15,967	11,873	8,948	6,583	16,965	4,425	5,815	33,005	—	(49)	(244)	23,651	49,637	74,523

RAW MATERIALS AND CONSUMABLES USED	(19,110)	(129,661)	(40,070)	(781,186)	(418,618)	(574,420)	(412,529)	(465,768)	(478,264)	(162,338)	(204,404)	(188,230)	—	—	429	(1,375,163)	(1,218,451)	(1,280,555)
Energy purchases	(969)	(877)	(1,343)	(710,206)	(328,984)	(525,539)	(179,897)	(209,204)	(191,690)	(27,014)	(39,851)	(40,938)	—	543	1,596	(918,086)	(578,373)	(757,914)
Fuel consumption	(1,180)	(100,579)	(21,095)	(41,363)	(58,505)	(18,151)	(39,785)	(49,225)	(53,414)	(55,522)	(68,807)	(134,183)	—	—	—	(137,850)	(277,116)	(226,843)
Transportation expenses	(6,542)	(8,959)	(6,937)	(23,874)	(28,107)	(30,474)	(126,696)	(138,544)	(143,045)	(69,419)	(84,128)	(5,488)	—	(543)	(1,167)	(226,531)	(260,281)	(187,111)
Other miscellaneous supplies and services	(10,419)	(19,246)	(10,695)	(5,743)	(3,022)	(256)	(66,151)	(68,795)	(90,115)	(10,383)	(11,618)	(7,621)	—	—	—	(92,696)	(102,681)	(108,687)

CONTRIBUTION MARGIN	211,465	306,715	287,543	324,689	358,883	279,175	746,604	781,220	781,207	342,908	391,836	407,753	—	(49)	185	1,625,666	1,838,605	1,755,863

Other work performed by the entity and capitalized	375	4,785	5,011	215	653	553	2,438	3,008	2,468	918	1,577	1,435	—	—	—	3,946	10,023	9,467
Employee benefits expense	(30,398)	(38,147)	(45,672)	(12,934)	(16,422)	(16,364)	(31,049)	(31,806)	(30,726)	(26,958)	(27,851)	(30,096)	—	—	—	(101,339)	(114,226)	(122,858)
Other expenses	(41,328)	(28,259)	(28,977)	(14,876)	(22,191)	(19,683)	(44,547)	(42,102)	(45,800)	(44,949)	(44,023)	(45,395)	—	49	(176)	(145,700)	(136,526)	(140,031)

GROSS OPERATING RESULT	140,114	245,094	217,905	297,094	320,923	243,681	673,446	710,320	707,149	271,919	321,539	333,697	—	—	9	1,382,573	1,597,876	1,502,441

Depreciation and amortization expense	(86,575)	(89,645)	(121,545)	(23,371)	(32,785)	(32,681)	(66,263)	(73,761)	(73,252)	(64,032)	(65,767)	(68,241)	—	—	—	(240,241)	(261,958)	(295,719)
Impairment (losses) reversals recognized in profit or loss	—	—	66,987	—	—	—	—	—	—	—	(1,307)	—	—	—	—	—	(1,307)	66,987
Gains (losses) for impairment in accordance with IFRS 9	(96)	(40)	(7,671)	(535)	32	(260)	(315)	663	(822)	12	(10)	3,755	—			(934)	645	(4,998)

OPERATING INCOME	53,443	155,409	155,676	273,188	288,170	210,740	606,868	637,222	633,075	207,899	254,455	269,211	—	—	9	1,141,398	1,335,256	1,268,711

FINANCIAL RESULT	6,766	73,292	116,452	5,214	19,427	18,757	(70,522)	(81,785)	(101,982)	5,087	(6,146)	8,420	(2,705)	—	28,573	(56,160)	4,788	70,220
Financial income	72,368	98,572	69,536	11,100	41,484	32,044	5,465	6,239	8,361	4,787	7,373	6,888	—	—	—	93,720	153,668	116,829
Cash and cash equivalents	27,765	82,760	65,748	(1,009)	7,644	7,712	3,792	4,696	7,025	2,331	4,137	3,768	—	—	—	32,879	99,237	84,253
Other financial income	44,603	15,812	3,788	12,109	33,840	24,332	1,673	1,543	1,336	2,456	3,236	3,120	—	—	—	60,841	54,431	32,576
Financial costs	(29,397)	(47,784)	(52,457)	(39,278)	(31,209)	(35,648)	(76,221)	(87,896)	(110,076)	(4,854)	(12,089)	(5,002)	—	—	—	(149,750)	(178,978)	(203,183)
Bank borrowings	(2,955)	(62)	(43)	(579)	(9,925)	(11,321)	—	(2,522)	(6,638)	(411)	(94)	(219)	—	—	—	(3,945)	(12,603)	(18,221)
Secured and unsecured obligations	—	—	—	(13,088)	(2,415)	(201)	(55,682)	(76,258)	(95,921)	(1,547)	(1,965)	(2,857)	—	—	—	(70,317)	(80,638)	(98,979)
Other	(26,442)	(47,722)	(52,414)	(25,611)	(18,869)	(24,126)	(20,539)	(9,116)	(7,517)	(2,896)	(10,030)	(1,926)	—	—	—	(75,488)	(85,737)	(85,983)
Income from indexation units	(85,734)	(83,759)	8,815	—	—	—	—		—	—	—	—	—	—	—	(85,734)	(83,759)	8,815
Foreign exchange profits (losses)	49,529	106,263	90,558	33,392	9,152	22,361	234	(128)	(267)	5,154	(1,430)	6,534	(2,705)	—	28,573	85,604	113,857	147,759

Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,630	790	2,171	—	—	—	—	—	—	—	—	—	—	—	—	2,630	790	2,171
Other gains (losses)	50	1,042	74	—	—	—	103	235	24	3,611	10	37	—	—	—	3,764	1,287	135
Gain (loss) from other investments	50	1,042	51	—	—	—	—	—	—	—	—	—	—	—	—	50	1,042	51
Gain (loss) from the sale of assets	—	—	23	—	—	—	103	235	24	3,611	10	37	—	—	—	3,714	245	84

Profit (loss) before taxes	62,889	314,292	274,373	278,402	307,597	229,497	536,449	555,672	531,117	216,597	248,319	277,668	(2,705)	—	28,582	1,091,632	1,342,121	1,341,237

Income tax expense (income)	(15,129)	(48,085)	(99,141)	(66,505)	(116,746)	(78,870)	(188,883)	(180,207)	(185,554)	(56,056)	(74,300)	(85,670)	—	—	—	(326,573)	(419,338)	(449,235)

Profit (loss) from continuing operations	47,760	182,448	175,232	211,897	190,851	150,627	347,566	375,465	345,563	160,541	174,019	191,998	(2,705)	—	28,582	765,059	922,783	892,002
PROFIT (LOSS)	47,760	182,448	175,232	211,897	190,851	150,627	347,566	375,465	345,563	160,541	174,019	191,998	(2,705)	—	28,582	765,059	922,783	892,002

Country	Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$

Net cash flows from (used in) operating activities	125,114	128,806	110,238	193,848	206,616	206,457	549,006	509,622	626,538	242,006	207,268	254,685	11	—	—	1,109,985	1,052,312	1,197,918
Net cash flows from (used in) investing activities	(59,107)	6,478	(16,483)	(9,470)	34,463	(67,384)	(54,430)	(85,078)	(109,801)	(41,680)	(40,386)	90,501	—	—	—	(164,687)	(84,523)	(103,167)
Net cash flows from (used in) financing activities	(54,520)	(115,161)	(23,726)	(162,012)	(221,809)	(90,783)	(353,785)	(545,075)	(494,832)	(227,426)	(157,902)	(256,197)	—	—	—	(797,743)	(1,039,947)	(865,538)

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

b)   Distribution

	Distribution
Line of business	Argentina		Brazil		Colombia		Peru		Eliminations		Total
Country	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019
ASSETS	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS	274,170	284,127	3,356,268	3,711,977	499,983	363,837	191,178	153,383	(48)	(35)	4,321,551	4,513,289
Cash and cash equivalents	8,016	24,452	557,280	475,746	141,721	97,623	41,228	51,717	—	—	748,245	649,538
Other current financial assets	23,383	—	128,089	48,792	274	306	—	—	—	—	151,746	49,098
Other current non-financial assets	29,464	18,982	374,088	341,073	18,191	10,072	9,057	4,292	—	—	430,800	374,419
Trade and other current receivables	199,667	222,959	1,954,523	2,568,600	260,485	181,485	109,912	71,574	53	16	2,524,640	3,044,634
Current accounts receivable from related parties	364	602	8,480	11,350	6,396	4,904	4,550	9,432	(101)	(51)	19,689	26,237
Inventories	13,276	17,132	272,167	236,130	72,916	58,121	26,431	16,368	—	—	384,790	327,751
Current tax assets	—	—	61,641	30,286	—	—	—	—	—	—	61,641	30,286

Non-current assets or disposal groups held-for-sale or held for distribution to owners	—	—	—	—	—	11,326	—	—	—	—	—	11,326

NON-CURRENT ASSETS	1,442,359	1,456,918	10,141,977	12,004,828	1,973,507	1,842,861	1,263,497	1,305,567	—	—	14,821,340	16,610,174
Other non-current financial assets	6	9	2,497,727	2,703,683	2	2	—	—	—	—	2,497,735	2,703,694
Other non-current non-financial assets	60	84	2,259,476	2,651,786	24,651	12,048	—	—	—	—	2,284,187	2,663,918
Trade and other non-current receivables	460	646	267,871	236,472	29,541	38,797	—	—	—	—	297,872	275,915
Non-current accounts receivable from related parties	32	68	—	—	—	—	—	—	—	—	32	68
Investments accounted for using the equity method	133	186	—	—	1,463	1,524	—	—	—	—	1,596	1,710
Intangible assets other than goodwill	50,067	30,365	4,174,705	5,281,728	103,745	93,220	42,359	35,933	—	—	4,370,876	5,441,246
Property, plant and equipment	1,391,477	1,425,560	32,860	115,163	1,785,402	1,697,270	1,186,821	1,269,634	—	—	4,396,560	4,507,627
Investment properties	—	—	7,942	10,254	—	—	—	—	—	—	7,942	10,254
Right-of-use asset	124	18	42,236	74,554	17,503	8,362	34,317	25,178	—	—	94,180	108,112
Deferred tax assets	—		859,160	1,005,742		—	—	—	—	—	859,160	1,005,742

TOTAL ASSETS	1,716,529	1,741,045	13,498,245	15,716,805	2,473,490	2,206,698	1,454,675	1,458,950	(48)	(35)	19,142,891	21,123,463

Line of business
Country	Argentina		Brazil		Colombia		Peru		Eliminations		Total
	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019
LIABILITIES AND EQUITY	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES	591,523	509,222	509,222	3,699,914	640,775	545,688	249,069	272,270	(48)	(35)	1,990,541	5,027,059
Other current financial liabilities	—	7	—	756,949	190,925	75,327	53,750	53,938	—	—	244,675	886,221
Current lease liability	78	7	15,396	25,856	2,999	4,526	11,280	8,369	—	—	29,753	38,758
Trade and other current payables	467,412	328,700		2,321,877	338,490	316,584	116,577	135,398	2	—	922,481	3,102,559
Current accounts payable to related parties	69,660	109,013	328,700	286,621	32,604	79,684	35,692	42,785	(50)	(35)	466,606	518,068
Other current provisions	43,785	44,825	109,013	144,973	11,080	7,082	8,356	8,584	—	—	172,234	205,464
Current tax liabilities	—	12,264	44,825	665	40,226	45,041	2,239	12,103	—	—	87,290	70,073
Other current non-financial liabilities	10,588	14,413	14,413	188,829	24,451	18,179	21,175	19,462	—	—	70,627	240,883

Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	—	—	—	—	—	3,791	—	—	—	—	—	3,791

NON-CURRENT LIABILITIES	415,192	429,766	429,766	6,946,561	840,051	704,526	471,377	467,924	—	—	2,156,386	8,548,777
Other non-current financial liabilities	—	—	—	2,212,111	708,607	592,064	397,449	418,129	—	—	1,106,056	3,222,304
Non-current lease liability	45	7	35,221	58,311	15,124	4,150	28,492	25,274	—	—	78,882	87,742
Trade and other non-current payables	86,559	149,205	149,205	2,171,380	372	358	729		—	—	236,865	2,320,943
Non-current accounts payable to related parties	50,566	34,662	34,662	—	—	—	—		—	—	85,228	34,662
Other long-term provisions	19,698	23,710	23,710	845,798	16,537	4,828	459	500	—	—	60,404	874,836
Deferred tax liabilities	233,966	210,460	210,460	13,257	—	107	38,188	43,357	—	—	482,614	267,181
Non-current provisions for employee benefits	10,730	11,006	11,006	1,683,454	96,591	100,851	4,299	4,352	—	—	122,626	1,799,663
Other non-current non-financial liabilities	13,628	716	716	20,561	2,820	6,318	1,761	1,586	—	—	18,925	29,181

EQUITY	709,814	802,057	802,057	5,070,330	992,664	956,484	734,229	718,756	—	—	3,238,764	7,547,627
Equity attributable to shareholders of Enel Américas	709,814	802,057	802,057	5,070,330	992,664	956,484	734,229	718,756	—	—	3,238,764	7,547,627
Share and paid-in capital	528,339	544,855	544,855	2,849,227	3,941	4,106	147,019	160,377	—	—	1,224,154	3,558,565
Retained earnings (losses)	(67,928)	223,667	223,667	(673,567)	346,671	282,082	520,910	486,057	—	—	1,023,320	318,239
Issuance premiums	—	—	—		55,685	58,011	—	—	—	—	55,685	58,011
Other reserves	249,403	33,535	33,535	2,894,670	586,367	612,285	66,300	72,322	—	—	935,605	3,612,812

TOTAL LIABILITIES AND EQUITY	1,716,529	1,741,045	1,741,045	15,716,805	2,473,490	2,206,698	1,454,675	1,458,950	(48)	(35)	7,385,691	21,123,463

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

Line of business	Argentina			Brazil			Colombia			Peru			Eliminations			Total
Country STATEMENTS OF PROIT (LOSS)	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
REVENUE AND OTHER OPERATING INCOME	801,228	1,346,888	1,189,950	6,734,986	8,153,719	6,922,417	1,546,964	1,665,317	1,713,801	886,663	950,349	912,950	(27)	(24)	(3)	9,969,814	12,116,249	10,739,115
Revenues	772,583	1,066,437	1,174,151	5,855,047	7,246,928	5,965,107	1,529,090	1,646,864	1,702,390	882,564	945,595	907,247	—	—	—	9,039,284	10,905,824	9,748,895
Energy sales	737,983	1,021,696	1,130,353	5,168,342	6,441,861	5,396,919	760,540	1,366,632	1,422,918	844,342	903,828	856,278	—	—	—	7,511,207	9,734,017	8,806,468
Other sales	1,695	2,771	170	698	3,755	2,225	2,011	2,257	1,137	817	1,022	626	—	—	—	5,221	9,805	4,158
Other services rendered	32,905	41,970	43,628	686,007	801,312	565,963	766,539	277,975	278,335	37,405	40,745	50,343		—	—	1,522,856	1,162,002	938,269
Other income	28,645	280,451	15,799	879,939	906,791	957,310	17,874	18,453	11,411	4,099	4,754	5,703	(27)	(24)	(3)	930,530	1,210,425	990,220

RAW MATERIALS AND CONSUMABLES USED	(530,338)	(773,693)	(729,223)	(4,937,646)	(5,820,384)	(5,084,253)	(886,155)	(962,174)	(1,032,452)	(599,116)	(619,181)	(610,701)	—	—	—	(6,953,255)	(8,175,432)	(7,456,629)
Energy purchases	(489,984)	(714,844)	(655,312)	(3,451,265)	(4,310,694)	(3,621,322)	(646,721)	(717,608)	(784,872)	(561,076)	(580,690)	(576,420)	—	—	—	(5,149,046)	(6,323,836)	(5,637,926)
Transportation expenses	(17,806)	(16,990)	(30,477)	(658,797)	(720,945)	(609,880)	(162,393)	(165,554)	(171,492)	—	—	—	—	—	—	(838,996)	(903,489)	(811,849)
Other miscellaneous supplies and services	(22,548)	(41,859)	(43,434)	(827,584)	(788,745)	(853,051)	(77,041)	(79,012)	(76,088)	(38,040)	(38,491)	(34,281)	—	—	—	(965,213)	(948,107)	(1,006,854)

CONTRIBUTION MARGIN	270,890	573,195	460,727	1,797,340	2,333,335	1,838,164	660,809	703,143	681,349	287,547	331,168	302,249	(27)	(24)	(3)	3,016,559	3,940,817	3,282,486

Other work performed by the entity and capitalized	30,921	43,311	49,297	76,469	89,154	82,661	26,439	29,171	26,940	9,317	9,843	9,632	—	—	—	143,146	171,479	168,530
Employee benefits expense	(123,792)	(162,137)	(219,849)	(207,724)	(401,264)	(369,620)	(76,778)	(71,028)	(69,130)	(33,923)	(36,596)	(35,663)	—	—	—	(442,217)	(671,025)	(694,262)
Other expenses	(128,108)	(147,303)	(110,973)	(579,070)	(638,654)	(545,006)	(103,675)	(104,774)	(116,190)	(49,043)	(46,943)	(44,081)	27	24	3	(859,869)	(937,650)	(816,247)

GROSS OPERATING RESULT	49,911	307,066	179,202	1,087,015	1,382,571	1,006,199	506,795	556,512	522,969	213,898	257,472	232,137	—	—	—	1,857,619	2,503,621	1,940,507

Depreciation and amortization expense	(73,850)	(53,534)	(52,229)	(366,439)	(451,835)	(343,158)	(115,540)	(121,669)	(120,115)	(58,395)	(56,630)	(51,969)	—	—	—	(614,224)	(683,668)	(567,471)
Impairment (losses) reversals recognized in profit or loss	—	—	—	—	—	—	—	3,433	(5,234)	—	—	—	—	—	—	—	3,433	(5,234)
Gains (losses) for impairment in accordance with IFRS 9	(44,338)	(42,501)	(48,983)	(167,035)	(225,053)	(54,784)	(16,127)	(7,272)	(8,618)	(14,040)	(4,408)	(4,319)	—			(241,540)	(279,234)	(116,704)

OPERATING INCOME	(68,277)	211,031	77,990	553,541	705,683	608,257	375,128	431,004	389,002	141,463	196,434	175,849	—	—	—	1,001,855	1,544,152	1,251,098

FINANCIAL RESULT	22,606	54,470	127,247	(168,300)	(234,772)	(263,904)	(49,171)	(58,397)	(57,795)	(25,042)	(22,938)	(22,151)	—	—	—	(219,907)	(261,637)	(216,603)
Financial income	10,657	22,964	33,729	200,021	252,649	173,459	8,571	5,668	11,463	3,771	4,439	4,470	—	—	—	223,020	285,720	223,121
Cash and cash equivalents	4,422	1,908	5,917	5,954	19,928	15,225	3,894	3,859	5,498	417	677	661	—	—	—	14,687	26,372	27,301
Other financial income	6,235	21,056	27,812	194,067	232,721	158,234	4,677	1,809	5,965	3,354	3,762	3,809	—	—	—	208,333	259,348	195,820
Financial costs	(148,619)	(168,782)	(174,402)	(366,558)	(484,231)	(421,956)	(56,225)	(64,047)	(67,561)	(26,894)	(28,342)	(26,543)	—	—	—	(598,296)	(745,402)	(690,462)
Bank borrowings	(379)	(3,957)	(133)	(44,964)	(78,675)	(86,228)	(8,732)	(8,375)	(13,022)	(2,601)	(1,204)	(1,722)	—	—	—	(56,676)	(92,211)	(101,105)
Secured and unsecured obligations	(1)		—	(54,629)	(110,355)	(72,172)	(35,496)	(40,051)	(37,995)	(23,379)	(25,090)	(24,973)	—	—	—	(113,505)	(175,496)	(135,140)
Other	(148,239)	(164,825)	(174,269)	(266,965)	(295,201)	(263,556)	(11,997)	(15,621)	(16,544)	(914)	(2,048)	152	—	—	—	(428,115)	(477,695)	(454,217)
Income from indexation units	161,586	206,845	260,137	—	—	—	—		—	—	—	—	—	—	—	161,586	206,845	260,137
Foreign exchange profits (losses)	(1,018)	(6,557)	7,783	(1,763)	(3,190)	(15,407)	(1,517)	(18)	(1,697)	(1,919)	965	(78)	—	—	—	(6,217)	(8,800)	(9,399)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	28	20	(160)	—	—	—	—	—	—	—	—	—	—	—	—	28	20	(160)
Other gains (losses)	7	39	—	870	2,143	386	21	73	166	5	10,654	(6)	—	—	—	903	12,909	546
Gain (loss) from other investments	—	—	—	—	—	—	—	6	—	—		—	—	—	—	—	6	—
Gain (loss) from the sale of assets	7	39	—	870	2,143	386	21	67	166	5	10,654	(6)	—	—	—	903	12,903	546

Profit (loss) before taxes	(45,636)	265,560	205,077	386,111	473,054	344,739	325,978	372,680	331,373	116,426	184,150	153,692	—	—	—	782,879	1,295,444	1,034,881

Income tax expense (income)	(22,866)	(76,548)	(101,101)	(118,872)	414,913	251,360	(97,881)	(122,066)	(125,242)	(38,488)	(55,649)	(49,024)	—	—	—	(278,107)	160,650	(24,007)

Profit (loss) from continuing operations	(68,502)	189,012	103,976	267,239	887,967	596,099	228,097	250,614	206,131	77,938	128,501	104,668	—	—	—	504,772	1,456,094	1,010,874
PROFIT (LOSS)	(68,502)	189,012	103,976	267,239	887,967	596,099	228,097	250,614	206,131	77,938	128,501	104,668	—	—	—	504,772	1,456,094	1,010,874

Line of Business	Argentina			Brazil			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOWS	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$

Net cash flows from (used in) operating activities	159,556	116,487	47,301	797,144	877,694	154,589	391,312	357,362	404,403	100,855	251,699	165,498	—	—	—	1,448,867	1,603,242	771,791
Net cash flows from (used in) investing activities	(115,347)	(184,578)	(82,268)	(740,848)	(818,838)	(533,164)	(381,939)	(303,833)	(296,082)	(126,493)	(163,888)	(111,035)	—	—	—	(1,364,627)	(1,471,137)	(1,022,549)
Net cash flows from (used in) financing activities	(54,133)	75,332	(118)	56,395	84,704	551,548	22,061	(158,135)	(79,475)	16,185	(66,594)	(104,032)	—	—	—	40,508	(64,693)	367,923

The Eliminations column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.